Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	1.70750%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,147,057.18

Principal:
Principal Collections	$26,670,546.58
Prepayments in Full	$10,301,526.11
Liquidation Proceeds	$475,398.82
Recoveries	$25,417.09
Sub Total	$37,472,888.60
Collections	$39,619,945.78

Purchase Amounts:
Purchase Amounts Related to Principal	$198,689.43
Purchase Amounts Related to Interest	$434.84
Sub Total	$199,124.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,819,070.05

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,819,070.05
Servicing Fee	$916,338.04	$916,338.04	$0.00	$0.00	$38,902,732.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,902,732.01
Interest - Class A-2a Notes	$241,110.44	$241,110.44	$0.00	$0.00	$38,661,621.57
Interest - Class A-2b Notes	$115,419.35	$115,419.35	$0.00	$0.00	$38,546,202.22
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$37,917,864.72
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$37,701,064.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,701,064.72
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$37,613,051.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,613,051.39
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$37,549,909.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,549,909.39
Regular Principal Payment	$33,773,972.91	$33,773,972.91	$0.00	$0.00	$3,775,936.48
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,775,936.48
Residual Released to Depositor	$0.00	$3,775,936.48	$0.00	$0.00	$0.00
Total		$39,819,070.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,773,972.91
Total					$33,773,972.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,132,885.25	$60.33	$241,110.44	$0.60	$24,373,995.69	$60.93
Class A-2b Notes	$9,641,087.66	$60.33	$115,419.35	$0.72	$9,756,507.01	$61.05
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$33,773,972.91	$21.49	$1,352,822.62	$0.86	$35,126,795.53	$22.35

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$217,543,251.87	0.5438581	$193,410,366.62	0.4835259
Class A-2b Notes	$86,908,529.11	0.5438581	$77,267,441.45	0.4835259
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$970,041,780.98	0.6171574	$936,267,808.07	0.5956698

Pool Information
Weighted Average APR	2.410%	2.404%
Weighted Average Remaining Term	45.34	44.48
Number of Receivables Outstanding	52,761	51,927
Pool Balance	$1,099,605,642.30	$1,061,517,790.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,009,381,487.15	$975,036,196.47
Pool Factor	0.6400410	0.6178715

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$86,481,594.51
Targeted Overcollateralization Amount	$125,249,982.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$125,249,982.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$441,690.38
(Recoveries)		50	$25,417.09
Net Loss for Current Collection Period			$416,273.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4543%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4852%
Second Prior Collection Period			0.7664%
Prior Collection Period			0.7019%
Current Collection Period			0.4623%
Four Month Average (Current and Prior Three Collection Periods)			0.6039%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1558	$5,873,264.22
(Cumulative Recoveries)			$316,658.41
Cumulative Net Loss for All Collection Periods			$5,556,605.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3234%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,769.75
Average Net Loss for Receivables that have experienced a Realized Loss			$3,566.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.96%	428	$10,172,044.51
61-90 Days Delinquent	0.14%	58	$1,514,600.96
91-120 Days Delinquent	0.02%	11	$246,068.73
Over 120 Days Delinquent	0.03%	11	$335,400.05
Total Delinquent Receivables	1.16%	508	$12,268,114.25

Repossession Inventory:
Repossessed in the Current Collection Period		30	$783,309.59
Total Repossessed Inventory		60	$1,610,402.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1265%
Prior Collection Period			0.1422%
Current Collection Period			0.1541%
Three Month Average			0.1409%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1975%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer